Statements of Changes in Total Equity - EUR (€) € in Millions	Capital	Share premium [Member]	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Other reserves [Member]	Own equity instruments	Parent result for the period	Dividends	Other comprehensive income	Other comprehensive income non-controlling interests	Other elements	Total
Equity at beginning of period at Dec. 31, 2015	€ 7,217	€ 45,001		€ 214	€ 46,429	€ (669)	€ (210)	€ 5,966	€ (1,546)	€ (14,362)	€ (1,227)	€ 11,940	€ 98,753
Total recognized income and expense								6,204		(677)	374	1,282	7,183
Other changes in equity	74	(89)		26	3,524	(280)	203	(5,966)	(121)			(608)	(3,237)
Issuance of ordinary shares	74	(89)				15						534	534
Capital reduction												(22)	(22)
Dividends					(722)				(1,667)			(800)	(3,189)
Purchase of equity instruments							(1,380)						(1,380)
Disposal of equity instruments						15	1,583						1,598
Transfers between equity items					4,246	174		(5,966)	1,546
Increases or ( ) decreases due to business combinations												(197)	(197)
Share-based payment				(79)									(79)
Other increases or ( ) decreases of the equity				105		(484)						(123)	(502)
Equity at end of period at Dec. 31, 2016	7,291	44,912		240	49,953	(949)	(7)	6,204	(1,667)	(15,039)	(853)	12,614	102,699
Total recognized income and expense								6,619		(6,737)	(583)	1,588	887
Other changes in equity	777	6,141	€ 525	(24)	3,484	(653)	(15)	(6,204)	(362)			(422)	3,247
Issuance of ordinary shares	777	6,141				6						543	7,467
Issuance of other financial instruments			525									592	1,117
Capital reduction												(10)	(10)
Dividends					(802)				(2,029)			(665)	(3,496)
Purchase of equity instruments							(1,309)						(1,309)
Disposal of equity instruments						26	1,294						1,320
Transfers between equity items					4,286	251		(6,204)	1,667
Increases or ( ) decreases due to business combinations												(39)	(39)
Share-based payment				(72)								24	(48)
Other increases or ( ) decreases of the equity				48		(936)						(867)	(1,755)
Equity at end of period at Dec. 31, 2017	8,068	51,053	525	216	53,437	(1,602)	(22)	6,619	(2,029)	(21,776)	(1,436)	13,780	106,833
Adjustments due to changes in accounting policies						(1,473)				1,425	253	(1,545)	(1,340)
Opening balance	8,068	51,053	525	216	53,437	(3,075)	(22)	6,619	(2,029)	(20,351)	(1,183)	12,235	105,493
Total recognized income and expense								7,810		(1,790)	(109)	1,505	7,416
Other changes in equity	50	(60)	40	18	3,319	(492)	(37)	(6,619)	(208)			(1,559)	(5,548)
Issuance of ordinary shares	50	(60)				10
Dividends					(968)				(2,237)			(687)	(3,892)
Purchase of equity instruments							(1,026)						(1,026)
Disposal of equity instruments							989						989
Transfers between equity items					4,287	303		(6,619)	2,029
Increases or ( ) decreases due to business combinations						59						(660)	(601)
Share-based payment				(74)								17	(57)
Other increases or ( ) decreases of the equity			40	92		(864)						(229)	(961)
Equity at end of period at Dec. 31, 2018	€ 8,118	€ 50,993	€ 565	€ 234	€ 56,756	€ (3,567)	€ (59)	€ 7,810	€ (2,237)	€ (22,141)	€ (1,292)	€ 12,181	€ 107,361